Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 07, 2023	Aug. 15, 2022	Jun. 30, 2023	Dec. 22, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 22, 2023	Nov. 30, 2022	Nov. 18, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		844,000
Exercise price		$ 30.00
[custom:WarrantHolders-0]						$ 32,500				$ 32,500
[custom:WarrantsDescription]		Company assumed a total of 30,016,851 outstanding warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share.
[custom:WarrantLiabilitiesAmount-0]						700			$ 2,600	1,300
[custom:TermLoan-0]						600				500
[custom:WarrantLiabilityAmount-0]						20,000				$ 20,000
[custom:WarrantsLiabilitiesAmount-0]						$ 900		$ 1,000
Public Warrants [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		240,725
Public Warrants [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		15,812,476
Private Warrants [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		14,204,375								1,083,008
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						$ 0.01
[custom:PurchaseOfUnits-0]						62,003
Warrant agreements, description					Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company did not repay the Subordinated Term Loan on or prior to the original maturity date of December 22, 2022, the lender would receive the right to purchase up to the number of Class A Common Stock worth $2.0 million at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid, and the tenth anniversary of the issuance date. Additionally, if the Company did not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash (the “Additional Subordinated Term Loan Warrants”). If the Company repaid the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would automatically terminate and be voided and no Subordinated Term Loan Warrant would be exercisable.	the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company did not repay the Subordinated Term Loan on or prior to the original maturity date of December 22, 2022, the lender would receive right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid, and the tenth anniversary of the issuance date. Additionally, if the Company did not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repaid the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants would automatically terminate and be voided and no Subordinated Term Loan Warrant would be exercisable.
Term Loan Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantLiabilitiesAmount-0]						$ 100				$ 100
[custom:WarrantsConvertedIntoCommonStockShares]			2,559,375	1,092,417
[custom:WarrantsConvertedIntoCommonStockAmount]			$ 1,100
Term Loan Warrants [Member] | Firstamendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantLiabilitiesAmount-0]							$ 250
Term Loan Warrants [Member] | Secondamendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantLiabilitiesAmount-0]							$ 350
Term Loan Warrants [Member] | Third Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantLiabilitiesAmount-0]	$ 380
Y A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantLiabilitiesAmount-0]			20,000		$ 20,000	$ 20,000
[custom:WarrantPurchasePrice-0]								6,000
[custom:WarrantIsExercisableAmount-0]								$ 20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.0001
Advisor Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding								500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
[custom:LossOnChangeInFairValue-0]			100		$ 100
June 2023 Term Loan Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantsConvertedIntoCommonStockShares]	16,972,829
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Fair Value Adjustment of Warrants	$ 9,400		9,800
[custom:ChangeInFairValueOfWarrants]			$ 400